Non-Controlling Interests	12 Months Ended
Dec. 31, 2023
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
14.	NON-CONTROLLING INTERESTS

Repurchase of noncontrolling interests

Since 2014, one of the Company’s subsidiary, SunCar Online, was listed on the National Equities Exchange and Quotations Co., Ltd., or the NEEQ, and the Company owns a majority ownership in SunCar Online. In 2021, a 100% owned subsidiary of the Company, Haiyan, acquired 0.99% of ownership of SunCar Online from non-controlling shareholders via NEEQ capital market. In 2022, Haiyan, and another 100% owned subsidiary of SunCar, Shanghai Feiyou, acquired 0.01% and 0.25% of ownership of SUNCAR Online from non-controlling shareholders via NEEQ capital market, respectively.

Since both Haiyan and Shanghai Feiyou were 100% owned by the Company, the ownership purchase transactions were considered as repurchase of non-controlling interests by the Company in substance. During the year ended December 31, 2021, as a result of the repurchase of 0.99% non-controlling interest of SunCar Online, the Group derecognized non-controlling interest of $948, and the difference between the purchase price and the carrying amount of the proportional net assets that repurchased from non-controlling shareholders was recorded in additional paid-in capital, which was $236. During the year ended December 31, 2022, as a result of the repurchase of 0.26% non-controlling interest of SunCar Online, the Group derecognized non-controlling interest of $234, and the difference between the purchase price and the carrying amount of the proportional net assets that repurchased from non-controlling shareholders was recorded in additional paid-in capital, which was $276.

Dividend paid to noncontrolling shareholders

On October 26, 2021, SunCar Online declared and paid dividend of RMB102,304 (US$15,859), among which RMB42,702 (US$6,620) was paid to non-controlling shareholders of SunCar Online. The remaining dividends were paid to Haiyan, Shengda Auto Service Group Co., Ltd., Shanghai Lianming Advertising Communication Co., Ltd., and Shanghai Shanda Jiarui Automobile Sales Co., Ltd., which are all 100% owned subsidiaries of the Group, and the payment of the remaining dividends to these subsidiaries were eliminated on the consolidated financial statements of the Group.